Share-based Payments - Measurement of fair values (Details) € in Thousands		5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2022 € / shares	Dec. 31, 2023 EUR (€) Options € / shares shares	Sep. 30, 2023 € / shares	Dec. 31, 2023 EUR (€) € / shares Options item shares	Dec. 31, 2022 EUR (€) € / shares Options item	Dec. 31, 2021 € / shares
Share-based Payments
Number of options exercisable | Options		657,608		657,608	1,272
Advisors - Strategic collaboration agreement
Share-based Payments
Exercise price of warrant		€ 0.12		€ 0.12
Advisors - Strategic collaboration agreement | Tranche one [Member] | Class A shares
Share-based Payments
Number of warrants issued to purchase shares | shares		1,800,000		1,800,000
Advisors - Strategic collaboration agreement | Tranche two [Member] | Class A shares
Share-based Payments
Number of warrants issued to purchase shares | shares		6,200,000		6,200,000
Advisors - Strategic collaboration agreement | Maximum | Class A shares
Share-based Payments
Number of warrants issued to purchase shares | shares		8,000,000		8,000,000
General population and executives - Employee Stock Option Program (ESOP)
Share-based Payments
Total fair value of options granted | €		€ 0		€ 0	€ 17
Weighted average exercise price for all option		€ 0		€ 0
Weighted average remaining contractual life				9 years 7 months 6 days
Vesting period (in years)				4 years
Exercised (in shares)				0.99	2.52
Number of options exercisable | Options		4,661,231		4,661,231	7,043,620
Contractual life				10 years
General population - Restricted Stock units (RSU)
Share-based Payments
Exercise price		€ 0.01	€ 0.12	€ 0.01	€ 0.12	€ 0.12
Weighted average exercise price for all option		€ 0.01		€ 0.01	€ 0.12	0.12
Weighted average remaining contractual life				1 year 10 days	6 months 29 days
Number of options granted | €				6,826	4,886
Number of options exercisable | Options		0		0	0
Price per share		€ 0.82		€ 0.82	€ 2.40
Additional expense from share based transactions | €				€ 368
General population - Restricted Stock units (RSU) | Minimum
Share-based Payments
Vesting period (in years)				1 year
General population - Restricted Stock units (RSU) | Maximum
Share-based Payments
Vesting period (in years)				4 years
Executives - Employee Stock Option Program (ESOP) special vesting
Share-based Payments
Weighted average exercise price for all option		5.85		€ 5.85	€ 6.94	7.90
Weighted average remaining contractual life				11 years 7 months 6 days	11 years 4 months 24 days
Exercised (in shares) | Options				93,718	430,431
Number of options granted | Options				322,840	531,449
Executives - Employee Stock Option Program (ESOP) special vesting | Minimum
Share-based Payments
Exercise price of outstanding share options		0.00		€ 0.00	€ 0.00
Executives - Employee Stock Option Program (ESOP) special vesting | Maximum
Share-based Payments
Exercise price of outstanding share options		8.47		8.47	8.90
Executives - Restricted Stock units (RSU)
Share-based Payments
Weighted average exercise price for all option		0.01		€ 0.01	€ 0.12	0.12
Weighted average remaining contractual life				1 year 2 months 12 days	1 year 6 months
Price per share upon vesting	€ 0.12			€ 0.01
Number of options granted | Options				4,931,937	1,699,411
Weighted average fair value of options granted				1.37	1.67
Additional expense from share based transactions | €				€ 127
Executives - Restricted Stock units (RSU) | Minimum
Share-based Payments
Exercise price				€ 0.01
Vesting period (in years)				1 year
Executives - Restricted Stock units (RSU) | Maximum
Share-based Payments
Exercise price				€ 0.12
Vesting period (in years)				4 years
Executives - Restricted Stock units (RSU) | Executives - Restricted Stock units (RSU)
Share-based Payments
Weighted average exercise price for all option		1.30		€ 1.30	€ 1.66
Executives - Performance-based stock awards
Share-based Payments
Exercise price				0.01
Weighted average exercise price for all option		€ 6.71		€ 6.71	€ 7.94	8.15
Weighted average remaining contractual life				8 years 6 months	9 years 6 months
Number of options granted | Options				657,608	1,272,059
Number of options exercisable | Options		0		0	0
Contractual life				10 years
Peer performance testing period				3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number Of Peer companies Considered For Performance Testing | item				34
Minimum position to be obtained under peer performance test for total shareholder return to get 100 percentage | item				8
Weighted average fair value of awards granted				€ 1.54	€ 1.14
Executives - Performance-based stock awards | Minimum
Share-based Payments
Exercise price of outstanding share options		€ 7.11		7.11	7.11
Executives - Performance-based stock awards | Maximum
Share-based Payments
Exercise price of outstanding share options		9.71		9.71
Executives - Time-based stock options (TSO)
Share-based Payments
Exercise price				1.21
Weighted average exercise price for all option		€ 4.07		€ 4.07	€ 4.07	€ 7.25
Weighted average remaining contractual life				8 years 6 months	9 years 6 months
Number of options granted | Options				0	2,199,488
Number of options exercisable | Options		1,643		1,643
Weighted average fair value of options granted				2.30
Contractual life					10 years
Number of participants, offered time based stock options | item					3
Award expiration period, participant ceases to be an employee					90 days
Share Based Compensation Arrangement By Share Based Payment Award, Number Of Participants Left The Organization | item				1
Share Based Compensation Arrangement By Share Based Payment Award, Vesting Percentage, Participant Ceases To Be Employee				31.00%
Executives - Time-based stock options (TSO) | Minimum
Share-based Payments
Exercise price of outstanding share options		€ 2.30		€ 2.30	€ 2.30
Executives - Time-based stock options (TSO) | Maximum
Share-based Payments
Exercise price of outstanding share options					€ 7.25
Weighted average fair value of options granted				7.25
Advisors - Strategic collaboration agreement
Share-based Payments
Discount for lack of marketability				5.00%
Number of warrants issued to purchase shares | shares		1,800,000		1,800,000
Expiration period (in years)				5 years
Transfer restriction period (in months)				12 months
Professional fees | €				€ 13,030
Advisors - Strategic collaboration agreement | Class A shares
Share-based Payments
Number of warrants issued to purchase shares | shares		1,800,000		1,800,000
Exercise price of warrant		€ 0.12		€ 0.12